Leases - Additional Information (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 05, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [LineItems]
Payment of short term lease expenses		$ 1,909	$ 3,205
Right-of-use assets		1,474	1,933	$ 2,640
Undiscounted operating lease payments		2,952	3,920
Expenses on short term leases expensed		102
Purchase of property plant and equipment classified as investing activities		6,066	354
Purchase Agreement For Finance Lease Receivable [Member]
Statement [LineItems]
Purchase of property plant and equipment classified as investing activities	$ 4,100
Corporate Office Leases [Member]
Statement [LineItems]
Right-of-use assets		$ 1,474	$ 1,933